Warrants (Details)						6 Months Ended		12 Months Ended
	Nov. 25, 2025 USD ($) $ / shares shares	Oct. 29, 2025 USD ($) $ / shares shares	Sep. 30, 2024 $ / shares shares	May 05, 2023 $ / shares shares	Oct. 06, 2022 $ / shares shares	Jun. 30, 2026 USD ($) tradingdays vote $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) tradingdays $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2025 shares	Jun. 24, 2024 $ / shares shares	Dec. 31, 2023 shares
Warrants
Warrants issued during period						0		368,853	9,259
Number of shares of common stock per warrant or right											1
Exercise price of warrants (in Dollars per share) | $ / shares						$ 625.01		$ 266.4	$ 772		$ 920
Class of warrant or right, outstanding						388,419		511,370	162,472			0
Exchange ratio								0.005
Warrants exercisable						695,998		414,914	203,715		183,660
Securities sold combined purchase price (in Dollars per share) | $ / shares	$ 48.8
Legal fees (in Dollars) | $	$ 479,931
Net proceeds from issuance of common stock (in Dollars) | $						$ 0	$ 90,634	$ 1,500,003	$ 0
Proceeds from sale of debt securities, net of issuance cost (in Dollars) | $	$ 5,519,085
Public And Private Warrants [Member]
Warrants
Number of trading days considered for determination of fair market value of warrants (in tradingdays) | tradingdays						5		5
Weighted Average remaining life in years						5 years		5 years
Stock price trigger for redemption of warrants (in Dollars per share) | $ / shares						$ 1,440		$ 1,440
Threshold issue price for capital raising purposes in connection with the closing of the initial business combination, considered for adjustment of exercise price of warrants (in Dollars per share) | $ / shares						$ 736		$ 736
Threshold gross proceeds from capital raising as a percentage of total equity proceeds, considered for adjustment of exercise price of warrants						60.00%		60.00%
Threshold maximum market value per share, considered for adjustment of exercise price of warrants (in Dollars per share) | $ / shares						$ 736		$ 736
Adjustment percentage of Exercise price of warrants						115.00%		115.00%
Adjustment percentage of Redemption price of warrants						180.00%		180.00%
Number of vote per share						1		1
Threshold beneficial ownership percentage						9.80%		9.80%
Number of fractional shares that will be issued upon exercise of warrants						0		0
Number of shares of common stock per warrant or right								1
Exercise price of warrants (in Dollars per share) | $ / shares								$ 920
Class of warrant or right, outstanding								130,757	12,057,000
Class of warrant or right, issued								130,757	150,713
Minimum notice period for redemption of warrants								30 days
Warrant, period for exercise after closing of initial public offering								12 months
Private Placement Warrants [Member]
Warrants
Redemption price of warrants (in Dollars per share) | $ / shares						$ 0.8		$ 0.8
Minimum notice period for redemption of Warrants						30 years		30 days
Stock price trigger for redemption of warrants (in Dollars per share) | $ / shares						$ 1,440		$ 1,440
Threshold trading days considered for redemption of warrants						20		20
Threshold consecutive trading days considered for redemption of warrants						30		30
Exercise price of warrants (in Dollars per share) | $ / shares	$ 0.008
Purchase an aggregate shares	122,951
Bridge Warrants [Member]
Warrants
Weighted Average remaining life in years					5 years
Warrants issued during period					2,174	0		0	0
Number of shares of common stock per warrant or right					1
Exercise price of warrants (in Dollars per share) | $ / shares					$ 920	$ 920		$ 920	$ 920
Class of warrant or right, outstanding						2,174		2,174	2,174			0
Percentage of increase or decrease in aggregate number of common shares purchasable upon exercise of all warrants considered for adjustment to shares receivable upon exercise of each warrant					0.10%
Extension Warrants [Member]
Warrants
Weighted Average remaining life in years				5 years
Warrants issued during period				326		0		0	0
Number of shares of common stock per warrant or right				1
Exercise price of warrants (in Dollars per share) | $ / shares				$ 920		$ 920		$ 920	$ 920
Class of warrant or right, outstanding						326		326	326			0
Percentage of increase or decrease in aggregate number of common shares purchasable upon exercise of all warrants considered for adjustment to shares receivable upon exercise of each warrant				0.10%
September 2024 Warrants [Member]
Warrants
Weighted Average remaining life in years			5 years
Warrants issued during period			9,259
Number of shares of common stock per warrant or right			1
Exercise price of warrants (in Dollars per share) | $ / shares			$ 180
Percentage of increase or decrease in aggregate number of common shares purchasable upon exercise of all warrants considered for adjustment to shares receivable upon exercise of each warrant			0.10%
Maximum term for carried forward of adjustments from the date of first event for warrants			3 years
Warrant Exchange Agreement [Member]
Warrants
Class of warrant or right, outstanding		19,500
Exchange ratio		0.9667
Exchange of recognized proceeds (in Dollars) | $		$ 1,500,003
Private Placement with Armistice [Member]
Warrants
Exercise price of warrants (in Dollars per share) | $ / shares	$ 0.008
Purchase an aggregate shares	122,951
Securities sold combined purchase price (in Dollars per share) | $ / shares	$ 48.8
Net proceeds from common stock warrants (in Dollars) | $	$ 5,519,085
Legal fees (in Dollars) | $	479,931
Total warrants						122,951
Pre-funded warrants exercised						122,951
DHAC Assumed Warrants [Member]
Warrants
Exercise price of warrants (in Dollars per share) | $ / shares						$ 0.008		$ 0.008
Net proceeds from issuance of common stock (in Dollars) | $						$ 984
Public Warrants [Member]
Warrants
Warrants issued during period						0		0	0
Exercise price of warrants (in Dollars per share) | $ / shares						$ 920		$ 920	$ 920
Class of warrant or right, outstanding		19,500				123,795		123,795	143,750			0
Purchase an aggregate shares										19,500
Common Stock [Member]
Warrants
Warrants exercisable								183,660
Purchase an aggregate shares										19,345
Common Stock Warrants [Member]
Warrants
Common warrants, for gross proceeds (in Dollars) | $	5,999,016
Common Stock Warrants [Member] | Private Placement with Armistice [Member]
Warrants
Gross proceeds fromcommon warrants (in Dollars) | $	$ 5,999,016
Common Stock Warrants [Member] | Purchase Agreement [Member]
Warrants
Purchase an aggregate shares	245,902
Common Stock Warrants [Member] | Purchase Agreement [Member] | Private Placement with Armistice [Member]
Warrants
Purchase an aggregate shares	245,902
Alta [Member] | Common Stock [Member]
Warrants
Class of warrant or right, outstanding		19,345
Alta [Member] | Common Stock [Member] | Warrant Exchange Agreement [Member]
Warrants
Class of warrant or right, outstanding		19,345
Alta warrants Exercisable Common Stock [Member] | Warrant Exchange Agreement [Member]
Warrants
Exercise price of warrants (in Dollars per share) | $ / shares		$ 920
Warrants exercisable		8,832